GENERAL (Details Narrative) $ in Thousands		6 Months Ended
	Feb. 12, 2026 shares	Jun. 30, 2026 USD ($) Integer shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Number of operating segments | Integer		1
Net proceeds		$ 153,000
Number of repurchase, shares | shares	91,551	91,551
Net losses		$ 46,855	$ 7,045
Cash flows from operating activities		2,842	$ 4,950
Cash		23,271		$ 27,028
Investor [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash proceeds received from investors		167,000
Net proceeds		$ 153,000